SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Summary Of Significant Accounting Policies [Line Items]
Gains (loss) in respect of marketable securities and other investments	$ (8)		$ (107)		$ (89)
Allowance for doubtful accounts receivable	4,419		3,978
Intangible asset impairment loss	0		0
Goodwill	39,831	[1]	39,325	[1]	39,400
Severance payments	3,324		2,430		2,218
Advertising expenses	8,900		7,600		7,300
Deferred revenue recognized	22,800		27,100
Deferred revenue recognized during period	27,200
Deferred revenue expected in the following year	14,900
Remaining performance obligation	$ 42,100
Remaining obligation, current percentage	64.60%
Remaining obligation, noncurrent percentage	35.40%
Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	$ 34,166	[1]	33,931	[1]	$ 33,940
Two different reporting [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	1,900		1,900
Two different reporting [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	2,200		$ 2,200
Second reporting unit [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	32,300
Second reporting unit [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	$ 3,500
Minimum [Member] | Software Product [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum [Member] | Software Product [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2025, and 2024 was US$ 29.89 million.